[Janus Capital Letterhead]

October 30, 2020

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)

1933 Act File No. 002-34393

1940 Act File No. 811-01879

Dear Sir or Madam:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Registrant:

1.  There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 300 (“PEA No. 300”) on October 28, 2020, pursuant to Rule 485(b) under the 1933 Act for the Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class L Shares, Class N Shares, Class R Shares, Class S Shares, and Class T Shares, as applicable, for Janus Henderson Adaptive Global Allocation Fund, Janus Henderson Absolute Return Income Opportunities Fund, Janus Henderson Developed World Bond Fund, Janus Henderson Dividend & Income Builder Fund, Janus Henderson Emerging Markets Managed Volatility Fund, Janus Henderson Flexible Bond Fund, Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Growth, Janus Henderson Global Allocation Fund – Moderate, Janus Henderson Global Bond Fund, Janus Henderson Global Income Managed Volatility Fund, Janus Henderson Government Money Market Fund, Janus Henderson High-Yield Fund, Janus Henderson International Managed Volatility Fund, Janus Henderson Large Cap Value Fund, Janus Henderson Mid Cap Value Fund, Janus Henderson Money Market Fund, Janus Henderson Multi-Sector Income Fund, Janus Henderson Short-Term Bond Fund, Janus Henderson Small Cap Value Fund, Janus Henderson Small-Mid Cap Value Fund, Janus Henderson U.S. Managed Volatility Fund, and Janus Henderson Value Plus Income Fund.

2.  The text of PEA No. 300 has been filed electronically.

If you have any questions regarding this filing, please call me at (303) 394-7310.

Respectfully,

/s/ Mary Clarke-Pearson

Mary Clarke-Pearson, Esq.

Senior Legal Counsel

Enclosure (via EDGAR only)

cc:	Byron Hittle, Esq.

Thea Kelley